Acquisition (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2022	Jul. 31, 2021
Chongqing Huixiang
Restructuring Cost and Reserve
Registered capital		¥ 150,000
Beijing CHJ Informations Technology Co. Ltd
Restructuring Cost and Reserve
Registered capital		¥ 73,500
Ownership percentage		49.00%
Beijing CHJ And Suzhou Huichuan
Restructuring Cost and Reserve
Registered capital	¥ 87,040
Ownership percentage	87.34%